Needham Growth Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks (97.0%)
Aerospace & Defense (0.5%)
Parsons Corp. (a)	14,050	$449,038
Airlines (0.2%)
Hawaiian Holdings, Inc.	14,500	151,380
Biotechnology (6.8%)
Gilead Sciences, Inc.	85,000	6,354,600
Building Products (0.2%)
Alpha Pro Tech, Ltd. (Canada) (a)	7,500	90,600
DIRTT Environmental Solutions (Canada) (a)	72,500	71,108
		161,708
Capital Markets (0.3%)
Brookfield Asset Management, Inc. - Class A (Canada)	6,173	273,155
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	3,500	179,690
Communications Equipment (7.1%)
Cambium Networks Corp. (a)	127,500	714,000
KVH Industries, Inc. (a)	545,000	5,139,350
ViaSat, Inc. (a)(b)	19,500	700,440
		6,553,790
Electrical Equipment (3.7%)
Vicor Corp. (a)	77,800	3,465,212
Electronic Equipment, Instruments & Components (7.3%)
Corning, Inc.	34,500	708,630
FARO Technologies, Inc. (a)	10,000	445,000
FLIR Systems, Inc.	8,000	255,120
Frequency Electronics, Inc. *	30,000	274,200
II-VI, Inc. (a)	85,000	2,422,500
IPG Photonics Corp. (a)	6,250	689,250
National Instruments Corp.	20,000	661,600
nLight, Inc. (a)	15,000	157,350
TTM Technologies, Inc. (a)	2,500	25,850
Vishay Intertechnology, Inc. (a)	60,000	864,600
Vishay Precision Group, Inc. (a)	15,000	301,200
		6,805,300
Energy Equipment & Services (2.8%)
Aspen Aerogels, Inc. (a)	414,150	2,542,881
Schlumberger, Ltd. (Netherlands)	5,000	67,450
		2,610,331
Entertainment (0.3%)
World Wrestling Entertainment, Inc. - Class A	9,500	322,335
Health Care Equipment & Supplies (8.5%)
Becton Dickinson & Co.	20,000	4,595,400
CryoPort, Inc. (a)	48,000	819,360
GenMark Diagnostics, Inc. (a)	127,500	525,300
Medtronic PLC (Ireland)	22,000	1,983,960
		7,924,020
Health Care Providers & Services (0.6%)
Laboratory Corp. of America Holdings (a)	2,000	252,780
Quest Diagnostics, Inc.	3,500	281,050
		533,830

Household Products (0.6%)
Oil-Dri Corp. of America	15,500	518,320
Industrial Conglomerates (0.4%)
Honeywell International, Inc.	2,500	334,475
Interactive Media & Services (0.3%)
Alphabet, Inc. - Class A (a)	250	290,487
Internet & Direct Marketing Retail (0.1%)
Stitch Fix, Inc. - Class A (a)	5,000	63,500
IT Services (3.3%)
Akamai Technologies, Inc. (a)(b)	33,500	3,064,915
Life Sciences Tools & Services (9.2%)
Bruker Corp.	1,000	35,860
Thermo Fisher Scientific, Inc. (b)	30,000	8,508,000
		8,543,860
Machinery (1.2%)
Westinghouse Air Brake Technologies Corp.	22,500	1,082,925
Media (4.3%)
Comcast Corp. - Class A	115,000	3,953,700
Oil, Gas & Consumable Fuels (0.1%)
Navigator Holdings, Ltd. (a)	33,000	147,180
Semiconductors & Semiconductor Equipment (23.0%)
Applied Materials, Inc.	9,000	412,380
AXT, Inc. (a)	150,000	481,500
Entegris, Inc.	126,500	5,663,405
FormFactor, Inc. (a)	145,000	2,913,050
Lam Research Corp.	2,500	600,000
MKS Instruments, Inc.	24,500	1,995,525
Nova Measuring Instruments, Ltd. (Israel) (a)	54,500	1,779,425
PDF Solutions, Inc. (a)	484,000	5,672,480
Photronics, Inc. (a)	100,500	1,031,130
SiTime Corp. (a)	15,000	326,550
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	9,000	430,110
		21,305,555
Software (5.2%)
The Trade Desk, Inc. - Class A (a)	5,000	965,000
Appian Corp. (a)	9,750	392,242
ChannelAdvisor Corp. (a)	62,500	453,750
Coupa Software, Inc. (a)	3,500	489,055
Everbridge, Inc. (a)	11,500	1,223,140
GSE Systems, Inc. (a)	24,029	22,347
Q2 Holdings, Inc. (a)	17,250	1,018,785
Zuora, Inc. - Class A (a)	35,000	281,750
		4,846,069
Specialty Retail (4.9%)
CarMax, Inc. (a)(b)	82,500	4,440,975
Floor & Decor Holdings, Inc. - Class A (a)	2,500	80,225
		4,521,200

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	2,700	686,583
Avid Technology, Inc. (a)	33,350	224,446
Intevac, Inc. (a)	110,000	449,900
Pure Storage, Inc., Class A (a)	17,500	215,250
Super Micro Computer, Inc. (a)	129,500	2,755,760
		4,331,939
Textiles, Apparel & Luxury Goods (0.1%)
Lakeland Industries, Inc. (a)	8,000	124,000
Trading Companies & Distributors (1.1%)
Air Lease Corp.	48,500	1,073,790
Total Common Stocks
(Cost $47,713,632)		$89,986,304

Short-Term Investments (2.8%)
Money Market Fund (2.8%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.51% (a)
Total Short-Term Investments (Cost $2,607,855)	2,607,855	2,607,855

Total Investments (99.8%)
(Cost $50,321,487)		92,594,159
Total Securities Sold Short (-0.1%)		(122,675)
(Proceeds $52,526)
Other Assets in Excess of Liabilities (0.3%)		303,769
Net Assets (100.0%)		$92,775,253

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities shold short, aggregating a total market value of $1,791,925.
(c)	Rate shown is the seven-day yield as of March 31, 2020.
ADR	American Depositary Receipt

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
Country	Long
United States^	95.0%
Canada	0.5%
Taiwan	0.5%
Ireland	2.1%
Israel	1.9%
Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 2.80%

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2020
	Shares	Value
Securities Sold Short (-0.1%)
Communications Equipment (-0.1%)
Ubiquiti, Inc.	750	$106,185
Consumer Finance (0.0%)
Medallion Financial Corp. (a)	4,500	8,370
Diversified Consumer Services (0.0%)
OneSpaWorld Holdings Ltd. (Bahamas)	2,000	8,120
Total Securities Sold Short (-0.1%)
(Proceeds $52,526)		$122,675

(a) Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
Country	Short
United States	93.4%
Bahamas	6.6%
Total	100.0%